Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Equity Incentive PlanClass A Common Stock, par value $0.00002 per share
Amount Registered | shares	7,576,863
Proposed Maximum Offering Price per Unit	17.18
Maximum Aggregate Offering Price	$ 130,170,506.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,976.55
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock (“Class A Common Stock”) of Fastly, Inc. (the “Registrant”) that become issuable under the Registrant’s 2019 Equity Incentive Plan (the “2019 Plan”) and the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.Represents 7,576,863 additional shares of Class A Common Stock available for issuance as a result of the annual evergreen increase on January 1, 2026 under the 2019 Plan.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Class A Common Stock as reported on the Nasdaq Stock Market LLC on February 23, 2026.The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Employee Stock Purchase Plan Class A Common Stock, par value $0.00002 per share
Amount Registered | shares	1,515,372
Proposed Maximum Offering Price per Unit	14.61
Maximum Aggregate Offering Price	$ 22,139,584.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,057.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock (“Class A Common Stock”) of Fastly, Inc. (the “Registrant”) that become issuable under the Registrant’s 2019 Equity Incentive Plan (the “2019 Plan”) and the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.Represents 1,515,372 additional shares of Class A Common Stock available for issuance as a result of the annual evergreen increase on January 1, 2026 under the 2019 ESPP.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Class A Common Stock as reported on the Nasdaq Stock Market LLC on February 23, 2026, multiplied by 85%. Pursuant to the 2019 ESPP, the purchase price of the shares of Class A Common Stock reserved for issuance thereunder shall equal 85% of the lesser of the Fair Market Value of a share of Class A Common
Stock on (a) the applicable Offering Date and (b) the applicable Purchase Date (each term as defined in the 2019 ESPP).
The Registrant does not have any fee offsets.